Stockholders' Equity (Deficit) - Schedule of Common Stock Warrant Activity (Details) (10-K) - $ / shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Warrants outstanding, beginning		863,084	146,358
Warrants outstanding, ending		4,300,560	863,084
Weighted average exercise price outstanding, beginning		$ 6.00	$ 59.04
Weighted average exercise price Retired		$ 1.77
Weighted average exercise price outstanding, ending			$ 6.00
Weighted Average Remaining Contractual Life (years), beginning		2 years 6 months 3 days	4 years 6 months
Weighted Average Remaining Contractual Life (years), ending		5 years 22 days	2 years 6 months 3 days
Acquired H1 Warrants [Member]
Warrants acquired			50,744
Weighted average exercise price acquired			$ 29.04
Weighted Average Remaining Contractual Life (years), beginning			1 year 6 months 18 days
Acquired H3 Warrants [Member]
Warrants acquired			14,001
Weighted average exercise price acquired			$ 33.12
Weighted Average Remaining Contractual Life (years), beginning			3 years 2 months 30 days
Granted H4 warrants [Member]
Warrants granted			447,383
Weighted average exercise price granted			$ 3.60
Weighted Average Remaining Contractual Life (years), beginning			4 years 2 months 5 days
Granted I warrants [Member]
Warrants granted			73,178
Weighted average exercise price granted			$ 13.80
Weighted Average Remaining Contractual Life (years), beginning			2 years 3 months 19 days
Granted Reload warrants [Member]
Warrants granted			260,116
Weighted average exercise price granted			$ 6.00
Weighted Average Remaining Contractual Life (years), beginning			2 years 7 months 6 days
Granted K warrants [Member]
Warrants granted			277,778
Weighted average exercise price granted			$ 0.06
Weighted Average Remaining Contractual Life (years), beginning	[1]		0 years
Exercised H-4 warrants [Member]
Warrants granted			(260,116)
Weighted average exercise price granted			$ 3.60
Weighted Average Remaining Contractual Life (years), beginning			0 years
Retired Merger Warrants [Member]
Warrants retired			(146,358)
Weighted average exercise price Retired			$ 59.04
Weighted Average Remaining Contractual Life (years), beginning			0 years
Exercised K warrants [Member]
Warrants granted		(277,778)
Weighted average exercise price granted		$ 0.06
Weighted Average Remaining Contractual Life (years), beginning		0 years
Granted H-5 warrants [Member]
Warrants granted	[2]	3,715,254
Weighted average exercise price granted	[2]	$ 0.792
Weighted Average Remaining Contractual Life (years), beginning	[2]	5 years

[1]	The Series K warrants do not have an expiration date.
[2]	The Series H-5 warrants are exercisable beginning June 6, 2020. Of the 3,715,254 granted, 243,054 were granted to Palladium, see Note 10.